Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We grant equity awards, including stock options and/or restricted stock units, to our employees on an annual basis. We grant stock options to our directors on an annual basis. We may also grant stock options and/or restricted stock units to individuals upon hire or promotion or for retention purposes. We currently do not grant stock appreciation rights or similar option-like instruments. During the year ended December 31, 2025, neither the Board of Directors nor the compensation committee took material nonpublic information into account when determining the timing or terms of equity awards, nor did we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

While we do not have any policy or obligation that requires us to grant equity awards on specified dates, annual stock option and/or restricted stock unit grants to employees are typically approved in January or February of each year. From time to time we may also grant equity awards to employees to promote retention. During the year ended December 31, 2025, new hire equity grants were made by our chief executive officer on the first business day of the month following such employee’s hire pursuant to delegated authority under our 2024 Inducement Stock Incentive Plan. Our chief executive officer does not take into account material nonpublic information when determining the timing or terms of such equity grants. Under our non-employee director compensation program, our annual stock option grants to directors are granted on the date of our annual meeting of stockholders.

During the year ended December 31, 2025, we did not grant stock options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false